CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 CNY (¥) shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	$ 114,111	¥ 816,392	¥ 579,533
Income taxes payable	11,378	81,397	45,291
Contract liabilities	303,428	2,170,815	1,991,647
Short-term loans	34,927	249,876
Long-term bank loan, current portion	10,039	71,820	45,000
Deferred tax liabilities	7,976	57,066	23,528
Long-term loans	188,104	1,345,754	405,000
Unrecognized tax benefit	4,115	29,442	¥ 17,685
Other Liabilities, Noncurrent	$ 12,781	¥ 91,440
Class A ordinary shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares	$ 0.000001
Ordinary shares, shares authorized (in shares)	37,703,157,984	37,703,157,984	37,703,157,984
Ordinary shares, shares issued (in shares)	4,314,817,545	4,314,817,545	4,220,365,545
Ordinary shares, shares outstanding (in shares)	4,130,261,827	4,130,261,827	4,220,365,545
Class B ordinary shares
LIABILITIES AND SHAREHOLDERS' EQUITY
Par value (in dollars per share) | $ / shares	$ 0.000001
Ordinary shares, shares issued (in shares)	2,296,842,016	2,296,842,016	2,296,842,016
Ordinary shares, shares outstanding (in shares)	2,296,842,016	2,296,842,016	2,296,842,016
Consolidated VIEs without recourse to the Group
LIABILITIES AND SHAREHOLDERS' EQUITY
Accrued expenses and other current liabilities	$ 104,855	¥ 750,164	¥ 548,408
Income taxes payable	9,267	66,300	33,809
Contract liabilities	303,421	2,170,766	1,991,647
Short-term loans	34,927	249,876	0
Long-term bank loan, current portion	10,039	71,820	45,000
Deferred tax liabilities	7,788	55,719	23,528
Long-term loans	52,609	376,380	405,000
Unrecognized tax benefit	3,584	25,640	17,345
Other Liabilities, Noncurrent	$ 6,072	¥ 43,440	¥ 0